Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information
Entity Registrant Name	Pacific Ventures Group, Inc.
Entity Central Index Key	0000882800
Trading Symbol	PACV
Amendment Flag	false
Document Type	S-1
Document Period End Date	Sep. 30, 2018
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true